9. Property, Equipment and Furniture (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Property, equipment and furniture	$ 1,647,803	$ 1,219,845
Less: accumulated depreciation	(885,274)	(715,547)
Property, equipment and furniture Net	762,529	504,298
Leasehold Improvements [Member]
Property, equipment and furniture	197,102	192,561
Equipment and software [Member]
Property, equipment and furniture	857,952	735,326
Building [Member]
Property, equipment and furniture	137,958	0
Furniture [Member]
Property, equipment and furniture	304,991	291,958
Land [Member]
Property, equipment and furniture	$ 150,000	$ 0